Asset retirement and environmental obligations - Critical accounting estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Peru | Minimum
Asset retirement and environmental obligations
Credit risk-adjusted rate	1.70%	5.20%
Peru | Maximum
Asset retirement and environmental obligations
Credit risk-adjusted rate	4.00%	7.80%
Brazil | Minimum
Asset retirement and environmental obligations
Credit risk-adjusted rate	0.07%	3.50%
Brazil | Maximum
Asset retirement and environmental obligations
Credit risk-adjusted rate	6.75%	5.30%